Acquisitions - Omnicare Acquisition (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								4 Months Ended	12 Months Ended
	Aug. 18, 2015	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 31, 2015
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		$ 38,249				$ 38,106				$ 38,106	$ 38,249	$ 38,106	$ 28,142
Goodwill											126	10,006
Net revenues		45,971	$ 44,615	$ 43,725	$ 43,215	41,145	$ 38,644	$ 37,169	$ 36,332		177,526	153,290	139,367
Net income											5,319	5,239	4,644
Business Acquisition, Pro Forma Information:
Loss on early extinguishment of debt											643	0	521
Retail/LTC Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		16,612				16,421				16,421	16,612	16,421	6,908
Goodwill											126	9,554
Pharmacy Services Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill		$ 21,637				$ 21,685				21,685	21,637	21,685	21,234
Goodwill											$ 0	452
Omnicare, Inc.
Business Acquisition [Line Items]
Percentage of voting interests acquired	100.00%													73.00%
Business acquisition, share price (in dollars per share)	$ 98.00
Consideration transferred	$ 9,645
Consideration transferred, liabilities incurred	3,100
Fair Values of Assets Acquired and Liabilities Assumed:
Current assets (including cash of $298)	1,657
Cash	298
Property and equipment	313
Goodwill	9,139
Intangible assets	3,962
Other noncurrent assets	63
Current liabilities	(773)
Long-term debt	(3,110)
Deferred income tax liabilities	(1,498)
Other noncurrent liabilities	(69)
Redeemable noncontrolling interest	(39)
Goodwill, expected tax deductible	$ 400
Weighted average useful life (in years)	18 years 9 months
Acquisition related costs												70
Net revenues										2,600
Net income										$ 61
Business Acquisition, Pro Forma Information:
Total revenues												156,798	144,836
Income from continuing operations												$ 5,277	$ 4,522
Basic earnings per share from continuing operations (in dollars per share)												$ 4.70	$ 3.88
Diluted earnings per share from continuing operations (in dollars per share)												$ 4.66	$ 3.85
Restructuring costs												$ 135
Omnicare, Inc. | Retail/LTC Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill	$ 8,700
Omnicare, Inc. | Pharmacy Services Segment
Fair Values of Assets Acquired and Liabilities Assumed:
Goodwill	400
Omnicare, Inc. | Customer Relationships
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	$ 3,900
Weighted average useful life (in years)	19 years 1 month
Omnicare, Inc. | Trade Names
Fair Values of Assets Acquired and Liabilities Assumed:
Intangible assets	$ 74
Weighted average useful life (in years)	2 years 11 months